INVESTMENTS - RESTRICTED (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
INVESTMENTS - RESTRICTED
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	$ 300,000
Restricted investments that will mature after one year and before five years	1,800,000
Net unrealized gain on investments, net of tax
Accumulated other comprehensive income	58,410	114,522
U.S. government bonds
Net unrealized gain on investments, net of tax
Net unrealized gain on investments	48,871
Book value of government bonds transferred from restricted to non-restricted upon receiving an authorization	1,900,000
Restricted investments
INVESTMENTS - RESTRICTED
Percentage of unearned premium and insurance claim and policy reserves required to be maintained as cash and cash equivalents and/or investments in custodial accounts	102.00%
Amount required to be maintained with qualified financial institution, as per the agreement with Assurant	300,000
Restricted investments that will mature after one year and before five years	1,000,000
Total Investments
Book Value	983,144	2,911,384
Gross Unrealized Gains	40,990	176,188
Fair Value	1,024,134	3,087,572
Net unrealized gain on investments, net of tax
Net unrealized gain on investments	40,990
Net unrealized gain on investments, tax	14,347
Accumulated other comprehensive income	26,643
Restricted investments | U.S. government bonds
Available-for-sale investments
Book Value	983,144	2,911,384
Gross Unrealized Gains	40,990	176,188
Fair Value	$ 1,024,134	$ 3,087,572